Postretirement Benefit Plans - Summary of PME Multi-Employer Plan (Detail) (PME Multi-employer plan [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 Employees	Dec. 31, 2012 Employees	Dec. 31, 2011 Employees
PME Multi-employer plan [Member]
Multiemployer Plans [Line Items]
NXP's contributions to the plan	$ 51	$ 53	$ 59
(including employees' contributions)	$ 3	$ 4	$ 2
Average number of NXP's active employees participating in the plan	3,133	3,229	3,256